Earnings per Unit ("EPU")	6 Months Ended
Jun. 30, 2021
Earnings per Unit ("EPU")
Earnings per Unit ("EPU")

13. Earnings per Unit (“EPU”)

The Partnership calculates earnings per unit by allocating reported profit for each period to each class of units based on the distribution policy for available cash stated in the Partnership Agreement.

Basic earnings per unit is determined by dividing profit for the period, after deducting preference unit distributions, by the weighted average number of units outstanding during the period. Diluted earnings per unit is calculated by dividing the profit of the period attributable to common unitholders by the weighted average number of potential ordinary common units assumed to have been converted into common units, unless such potential ordinary common units have an antidilutive effect.

Earnings per unit is presented for the period in which the units were outstanding, with earnings calculated as follows:

	For the three months ended		For the six months ended
	June 30, 2020	June 30, 2021	June 30, 2020	June 30, 2021
Profit for the period and Partnership’s profit	8,213	14,663	22,382	50,023
Adjustment for:
Paid and accrued preference unit distributions	(7,582)	(7,582)	(15,164)	(15,164)
Partnership’s profit attributable to:	631	7,081	7,218	34,859
Common unitholders	617	6,933	7,063	34,127
General partner	14	148	155	732
Weighted average number of units outstanding (basic)
Common units	46,713,991	48,161,285	46,739,034	47,841,332
General partner units	1,021,336	1,021,953	1,021,336	1,021,646
Earnings per unit (basic)
Common unitholders	0.01	0.14	0.15	0.71
General partner	0.01	0.14	0.15	0.72
Weighted average number of units outstanding (diluted)
Common units*	49,460,033	50,425,047	49,402,714	50,016,601
General partner units	1,021,336	1,021,953	1,021,336	1,021,646
Earnings per unit (diluted)
Common unitholders	0.01	0.14	0.14	0.68
General partner	0.01	0.14	0.15	0.72

* Includes unvested awards with respect to the 2015 Plan and Class B units. After the conversion of the first tranche of 415,000 Class B units on July 1, 2020, the remaining 2,075,000 Class B units will become eligible for conversion on a one-for-one basis into common units at GasLog’s option in five tranches of 415,000 units per annum on July 1 of 2021 (Note 15), 2022, 2023, 2024 and 2025.